AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale fixed maturity securities	$ 2,617	$ 1,513	$ 3,729	$ 3,530
Gross realized gains	9	2	24	26
Gross realized losses	$ (31)	$ (30)	$ (37)	$ (89)